Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,325,578.86

Principal:
Principal Collections	$18,275,139.05
Prepayments in Full	$11,910,163.60
Liquidation Proceeds	$283,104.69
Recoveries	$62,638.17
Sub Total	$30,531,045.51
Collections	$32,856,624.37

Purchase Amounts:
Purchase Amounts Related to Principal	$555,105.23
Purchase Amounts Related to Interest	$3,049.62
Sub Total	$558,154.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,414,779.22

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,414,779.22
Servicing Fee	$550,384.28	$550,384.28	$0.00	$0.00	$32,864,394.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,864,394.94
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,864,394.94
Interest - Class A-3 Notes	$178,818.94	$178,818.94	$0.00	$0.00	$32,685,576.00
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$32,397,103.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,397,103.50
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$32,319,469.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,319,469.50
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$32,261,557.50
Third Priority Principal Payment	$1,295,791.46	$1,295,791.46	$0.00	$0.00	$30,965,766.04
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$30,894,402.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,894,402.04
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$3,534,402.04
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,534,402.04
Residuel Released to Depositor	$0.00	$3,534,402.04	$0.00	$0.00	$0.00
Total		$33,414,779.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,295,791.46
Regular Principal Payment					$27,360,000.00
Total					$28,655,791.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,655,791.46	$73.14	$178,818.94	$0.46	$28,834,610.40	$73.60
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$28,655,791.46	$20.53	$674,201.44	$0.48	$29,329,992.90	$21.02

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$255,455,634.09	0.6520052	$226,799,842.63	0.5788664
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$607,635,634.09	0.4354313	$578,979,842.63	0.4148966

Pool Information
Weighted Average APR	4.190%	4.183%
Weighted Average Remaining Term	39.83	38.97
Number of Receivables Outstanding	38,942	38,024
Pool Balance	$660,461,131.95	$629,250,481.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$607,635,634.09	$578,979,842.63
Pool Factor	0.4432056	0.4222615

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$50,270,639.35
Targeted Overcollateralization Amount	$50,270,639.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,270,639.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		79	$187,137.40
(Recoveries)		93	$62,638.17
Net Losses for Current Collection Period			$124,499.23
Cumulative Net Losses Last Collection Period			$5,558,625.21
Cumulative Net Losses for all Collection Periods			$5,683,124.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.65%	548	$10,409,318.72
61-90 Days Delinquent	0.19%	58	$1,188,731.78
91-120 Days Delinquent	0.04%	16	$281,043.84
Over 120 Days Delinquent	0.16%	51	$992,027.86
Total Delinquent Receivables	2.05%	673	$12,871,122.20

Repossession Inventory:
Repossessed in the Current Collection Period		34	$713,103.06
Total Repossessed Inventory		44	$949,858.85

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5488%
Preceding Collection Period			0.5099%
Current Collection Period			0.2317%
Three Month Average			0.4301%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2884%
Preceding Collection Period			0.2773%
Current Collection Period			0.3287%
Three Month Average			0.2982%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer